Non-current Financial Assets - Summary of Non-current Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Categories of non-current financial assets [abstract]
Deposit	$ 800	$ 1,216
Non current restricted cash	4,656	4,716
Investments in non consolidated entities	5,032	0
Other non current financial assets	2,518	2,859
Non current financial assets	$ 13,006	$ 8,791